[FLAGS OF EIGHT INTERNATIONAL COUNTRIES]

                                                [LOGO]
                                              API TRUST

                                             May 31, 1999

                                            ANNUAL REPORT



                                            GROWTH FUND

                                        CAPITAL INCOME FUND

                                        MULTIPLE INDEX TRUST

                                          YORKTOWN CLASSIC
                                            VALUE TRUST

                                          TREASURIES TRUST

                                     [LOGO]
                                   API TRUST



                                    CONTENTS


      Letter to Shareholders                  1

      Growth Fund
        Performance                           4
        Investments                           5
        Financial Statements                  7

      Capital Income Fund
        Performance                          14
        Investments                          15
        Financial Statements                 16

      Multiple Index Trust
        Performance                          23
        Investments                          24
        Financial Statements                 25

      Yorktown Classic Value Trust
        Performance                          31
        Investments                          32
        Financial Statements                 33

      Treasuries Trust
        Performance                          41
        Investments                          42
        Financial Statements                 43

      Report of Independent Accountants      49

                                     [LOGO]
                                   API TRUST


Dear Fellow Shareholders:

It is with great pleasure that we present the annual report to shareholders. From the inception of API Trust, we have developed a leadership position in developing and maintaining some of our industry's most diversified and diverse mutual funds. Three of our funds, the API Trust Growth Fund, Capital Income Fund and Multiple Index Trust have offered superior performance through the broadest of diversification. Also our Yorktown Classic Value Trust and our Treasuries Trust are tightly focused within their portfolio holdings. The right asset allocation requires the right structure. We believe very strongly in building our family of funds to enhance your future. Today our funds offer efficient direct access to the world's financial marketplaces.

The last twelve months we have seen investor enthusiasm drive markets to new highs across the board. Lead by the NASDAQ technology sector and then followed closely by the Dow Jones Industrial Average, our domestic markets have done very, very well. Driving the market, in part, was consumer confidence. Consumer spending exceeded 6% for the first half of 1999, the largest rise in eleven years. The market's rise seems to have buoyed consumer confidence, which rose for the seventh consecutive month in May. The resilience of the economy has bolstered more optimistic expectations for the remainder of the year. Also inspiring consumer confidence was one of the lowest levels of inflation in a generation. As measured by the Consumer Price Index (CPI), inflation has been between 1 1/2 and 2%, compared to approximately 4% in the beginning of the 1990's and 10 to 12% in the beginning of the 1980's. Still, inflation worries have been seeping into the market. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy --and the core inflation rate looks as if it will remain low at about 2% this year.


Fiscal Year 1999 Results for Treasuries Trust

 Fixed Income Commentary

For fiscal year ended May 31, 1999 the Treasuries Trust had a total return of 5.11% and its average annualized return since inception of 6.80%. The aggregate total return since inception is 14.92%. Of course, past performance is no guarantee of future results. During the twelve month period ended March 31, 1999, the fund was ranked #1 out of twenty funds in the Government Bond category as reported by Lipper Analytical Services and Morningstar. Where can we expect to go from here? The fundamentals by which we judge the health of the economy have been stretched to the upper limits. Unemployment stands at a twenty- nine year low of 4.2% and eleven states currently have jobless rates of under 3%. While different surveys show vary-ing rates of wage increases, they all indicate compensation rising significantly faster than prices. The conference boards latest surveys of companies suggest that pay raises will average about 4% both for this year and next year. When productivity gains keep pace with wage increases, there is no squeeze on profit margins or direct pressures on companies to raise prices. Real inflation and real interest rates become the real question for the future market cycle. April's Consumer Price Index jumped 0.7% for an annualized inflation rate of a frightening 8.4%. The Fed issued its official warning . . . the economy must slow down and inflation must decrease or interest rates will be raised. The efficiency by which our markets adjust any and all influence factors suggests to us that the market will accomplish the Fed's tightening on its own. The market is very cognizant of the relationship between interest rates and inflation. Adjusting for a current inflation rate of about 2%, a 5% federal funds rate would imply a real interest rate of about 3%. This compares with an average historical rate closer to 2%. However, strong economic growth in the U.S. economy and vigorous investment demand have driven up the underlying real return on capital. If the Federal Reserve attempted to peg its target rate well above this equilibrium real interest rate, the money supply would shrink substantially. Instead, monetary aggregates continue to grow rapidly, suggesting that a tightening in Federal Reserve policy is appropriate. Interest rates will surely rise until we see a leveling of the growth rate in our domestic economy.


Fiscal year 1999 results for the API Trust Growth Fund, Capital Income Fund, Multiple Index Trust and Yorktown Classic Value Trust

 Equity Commentary

For the fiscal year ended May 31, 1999, the API Trust Growth Fund returned 8.46%, the Capital Income Fund returned 6.57%, the Multiple Index Trust returned 17.49%, and the Yorktown Classic Value Trust returned 17.80%. As always, past performance is no guarantee of future results. The U.S. Market rally started in the fall of 1998 and was fueled by investor appetite for growth stocks, particularly technology, communications and Internet-related stocks. On March 29,1999 the Dow Jones Industrial Average closed above 10,000 for the first time and the broader averages also flirted with their all-time highs. However, market activity was narrow.

Roughly one-third of the performance of the Standard & Poor's 500 Index came from just two stocks, Microsoft Corp. and America Online, Inc. The divergence between large and small cap stocks widened dramatically -- as indicated by the Russell 2000 Index's decline of more than 16%. For the twelve month period, only value stocks broke free and reversed their trend to finally outperform the overheated technology sector by the end of May.

Despite our concerns about the technology sector's lofty valuations, the broad markets both domestic and overseas are supporting good economic news that is getting better. The U.S. economy is growing at a healthy 3 to 3 1/2% annual rate, and unemployment remains at near historical lows with only a trace of inflation. Consumer spending, which accounts for two-thirds of Gross Domestic Product growth, is high, and so far in 1999 corporate profits have been much stronger than had been expected.

However, we do see some vulnerability. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which will most likely lead to the central bank lowering interest rates in order to boost domestic spending. In many countries in Europe, there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgages are reduced and homeowners spend money elsewhere. This has a huge impact on consumer spending, and will help European equities in the long term. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected both the Mexican and Brazilian stock markets have actually risen in the past three months.


 Going Forward

In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation -- these are particularly older investors who are accustomed to inflation accompanying growth. But we currently just don't see the pressure toward inflation at all, so there's no reason to want a slowdown. The best approach now, as in any market, is to diversify and invest for the long term.

PricewaterhouseCoopers LLP, the Trust's independent auditors, have completed their annual examination, and audited financial statements accompany this report.

Thank you for your continued confidence. We look forward to the future with your support.


Best Regards,

/s/ David D. Basten
---------------------
David D. Basten
President

                                    [GRAPH]

                                  Growth Fund

          Comparison of change in value of $10,000 in the Growth Fund, MSCI World Index and the Consumer Price Index, year ended May 31.

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                           1 Year    5 Year    10 Year
                            6.96%    13.37%    10.97%

                         1989     1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
                         ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Growth Fund             10,000   10,354   11,759   12,337   13,945   15,144   16,852   20,396   22,092   26,247   28,319
Consumer Price Index    10,000   10,436   10,953   11,284   11,648   11,914   12,294   12,640   12,932   13,150   13,522
MSCI World Index        10,000   10,720   10,855   11,047   12,643   13,926   15,449   18,286   21,499   25,898   29,404

Past performance is not predictive of future performance
                                       4

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1999


                                            Shares           Value
                                          ----------   ----------------
COMMON STOCKS -- 5.67%
Aircraft & Aerospace -- 0.27%
United Technologies Corp.                   3,000      $ 186,188
                                                       ---------
Automobiles & Trucks -- 0.33%
Ford Motor Co.                              4,000        228,250
                                                       ---------
Banks -- 0.75%
Bank One Corp.                              4,500        254,531
U. S. Bancorp                               8,000        260,000
                                                       ---------
                                                         514,531
                                                       ---------
Chemicals -- 0.31%
du Pont (E.I.) de Nemours & Co.             3,300        215,944
                                                       ---------
Defense Systems &
   Equipment -- 0.44%
Harris Corp                                 8,000        302,500
                                                       ---------
Finance -- 0.36%
Fannie Mae                                  3,700        251,600
                                                       ---------
Insurance -- 0.42%
American General                            4,000        289,000
                                                       ---------
Medical & Dental Equipment -- 0.36%
Johnson & Johnson                           2,700        250,087
                                                       ---------
Office Equipment and
   Supplies -- 0.33%
Xerox Corp.                                 4,100        230,369
                                                       ---------
Railroads -- 0.54%
CSX Corp.                                   8,000        375,500
                                                       ---------
Recreation -- 0.36%
Disney (Walt) Co.                           8,600        250,475
                                                       ---------
Retail -- Department Stores -- 0.44%
May Department Stores Co.                   7,000        303,188
                                                       ---------
Soaps & Cleaners -- 0.38%
Proctor & Gamble Co.                        2,800        261,450
                                                       ---------
Soft Drinks -- 0.38%
Coca Cola Co.                               3,800        259,588
                                                       ---------
     Total Common Stocks
        (cost $3,881,031)                              3,918,670
                                                       ---------


                                            Shares           Value
                                          ----------   ----------------
MUTUAL FUNDS -- 94.33%
Emerging Markets Funds -- 5.89%
Goldman Sachs Emerging Markets Fund
   Class A                                 63,199     $  537,196
Putnam Emerging Growth Fund               214,155      1,846,018
Templeton Developing Markets Trust        129,471      1,683,127
                                                       ---------
                                                       4,066,341
                                                       ---------
Equity Income Funds -- 0.54%
Pioneer Growth Trust Equity Income
   Fund Class A                            12,458        375,762
                                                       ---------
European Region Funds -- 0.67%
Deutche European Mid-Cap Fund
   Class A                                 33,288        466,711
                                                       ---------
Financial Services Funds -- 1.07%
John Hancock Freedom Regional Bank
   Fund Class A                            14,197        737,298
                                                       ---------
Global Small Company Funds -- 2.20%
SmallCap World Fund, Inc.                  57,101      1,520,624
                                                       ---------
Growth Funds -- 12.37%
Davis New York Venture Fund Class A        87,779      2,388,467
Enterprise Group Fund, Inc. Growth
   Portfolio                               23,894        527,360
Guardian Park Avenue Fund, Inc.            10,289        540,091
Hilliard Lyons Growth Fund, Inc.           33,245      1,150,637
Legg Mason Value Trust -- Navigator
   Class                                   22,578      1,642,357
New Economy Fund                           46,560      1,151,435
Sentinel Growth Fund, Inc.                 69,790      1,143,176
                                                       ---------
                                                       8,543,523
                                                       ---------
Growth and Income Funds -- 7.46%
AIM Equity Funds, Inc. Blue Chip Fund      27,941      1,195,327

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                     SCHEDULE OF INVESTMENTS, (Continued)
                                  May 31, 1999





                                               Shares             Value
                                          ---------------   -----------------
Growth and Income Funds
   (continued)
Fidelity Adviser Growth & Income
   Fund Class T                            23,602           $   402,667
Pioneer Fund, Inc.                         51,071             2,325,803
Vanguard Growth and Income Fund            37,362             1,231,846
                                                            -----------
                                                              5,155,643
                                                            -----------
Index Funds -- 40.36%
ASM Index 30 Fund                          30,089               651,431
BT EAFE Equity Index Fund
   Institutional Class                    561,877             6,512,157
BT S&P 500 Fund                             2,083               344,287
Federated Index Trust Max-Cap Fund        107,747             2,896,260
Principal Preservation S&P 100 Plus
   Portfolio                               63,811             2,424,201
Principal Preservation Technology 100
   Index Portfolio                         88,729             1,924,541
SSGA S&P 500 Index Fund                   164,646             3,856,032
T. Rowe Price Index Trust, Inc. Equity
   Index Fund                              22,155               781,877
Vanguard Index Trust 500 Portfolio         24,584             2,963,167
Vanguard Index Trust Extended Market
   Portfolio                               65,627             2,036,432
Vanguard Index Trust Total Stock
   Market Portfolio                        58,783             1,701,775
Vanguard Index Trust Value Portfolio       21,346               508,913
Vanguard International Equity Index
   Fund, Inc. European Portfolio           52,891             1,283,142
                                                            -----------
                                                             27,884,215
                                                            -----------
International Funds -- 6.33%
Alliance Worldwide Privatization Fund,
   Inc. Class A                            77,280               859,362
Goldman Sachs Core International
   Equity Class A                          82,051               828,718
Kemper International Fund                  55,031               600,940
Pioneer International Growth Fund
   Class A                                 55,549               969,345
Putnam International Growth Fund
   Class A                                 54,760             1,112,179
                                                            -----------
                                                              4,370,544
                                                            -----------


                                               Shares             Value
                                          ---------------   -----------------
Latin American Funds -- 1.47%
T. Rowe Price Latin America Fund          124,223           $ 1,012,422
                                                            -----------
Mid-Cap Funds -- 3.55%
MFS Emerging Growth Fund Class A           16,671               754,712
Phoenix Mid-Cap Fund Class A               27,609               460,519
Phoenix Small Cap Fund Class A             55,960               872,991
Pioneer Mid Cap Fund Class A               20,314               366,265
                                                            -----------
                                                              2,454,487
                                                            -----------
Pacific Region Funds -- 0.92%
Goldman Sachs Asia Growth Fund
   Class A                                 67,191               632,941
                                                            -----------
Science & Technology
   Funds -- 4.16%
Alliance Technology Fund                   22,069             1,804,840
John Hancock Global Technology Fund        23,174             1,072,306
                                                              2,877,146
                                                            -----------
Small Cap Funds -- 7.34%
AIM Equity Aggressive Growth Fund
   Class A                                 22,614             1,071,687
Delaware Group Value Fund, Inc.            46,437             1,241,727
Enterprise Small Company Value Fund
   Class A                                 60,275               518,972
Fidelity Advisors Small Cap Fund
   Class T                                 25,500               411,840
Guardian Small Cap Fund                    60,610               726,110
Kemper Small Cap Equity Fund Class A       88,203               493,940
Transamerica Premier Small Company
   Fund                                    25,342               603,903
                                                            -----------
                                                              5,068,179
                                                            -----------
     Total Mutual Funds
        (cost $52,566,568)                                   65,165,836
                                                            -----------
     Total Investments
        (cost $56,447,599)                                  $69,084,506
                                                            ===========


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1999


Assets:
 Investments at value (identified cost of $56,447,599)                                  $ 69,084,506
 Cash                                                                                      1,874,665
 Receivable for shareholder purchases                                                      1,044,703
 Other assets                                                                                 30,250
                                                                                        ------------
      Total assets                                                                        72,034,124
                                                                                        ------------
Liabilities:
 Accrued distribution fees                                                                    62,026
 Accrued advisory fees                                                                        54,012
 Payable for shareholder redemptions                                                          77,194
 Other liabilities                                                                            76,747
                                                                                        ------------
      Total liabilities                                                                      269,979
        Net Assets                                                                      $ 71,764,145
                                                                                        ============
Shares of beneficial interest outstanding (unlimited number of no par value shares
  authorized)                                                                              5,057,312
Net asset value and offering price per share outstanding                                ============
                                                                                        $      14.19
                                                                                        ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1999


Investment Income:
 Dividends                                                        $    543,720
 Interest                                                               54,476
                                                                  ------------
      Total income                                                     598,196
                                                                  ------------
Expenses:
 Investment advisory fees                                              724,192
 Distribution fees                                                     724,192
 Transfer agent fees                                                   243,662
 Custodial fees                                                         23,601
 Professional fees                                                      50,256
 Registration fees                                                      13,689
 Trustee fees                                                           17,949
 Insurance                                                              34,660
 Shareholder reports                                                    22,955
 Miscellaneous                                                           7,363
                                                                  ------------
                                                                     1,862,519
 Less expenses waived by investment advisor                           (184,052)
                                                                  ------------
     Total expenses                                                  1,678,467
                                                                  ------------
     Net investment loss                                            (1,080,271)
                                                                  ------------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                        3,675,641
 Capital gain distributions from mutual funds                        3,666,807
 Change in unrealized appreciation on investments                     (538,472)
                                                                  ------------
      Net realized and unrealized gain on investments                6,803,976
                                                                  ------------
        Net increase in net assets resulting from operations      $  5,723,705
                                                                  ============

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1999 and 1998



                                                                                     1999               1998
                                                                               ----------------   ---------------
Operations:
 Net investment loss                                                            $  (1,080,271)     $    (456,909)
 Net realized gain from security transactions                                       3,675,641          5,004,312
 Capital gain distributions from mutual funds                                       3,666,807          3,909,171
 Net change in unrealized appreciation on investments                                (538,472)         3,926,788
                                                                                -------------      -------------
      Increase in net assets resulting from operations                              5,723,705         12,383,362
                                                                                -------------      -------------
Distributions:
 From net realized gain on security transactions                                   (5,447,088)        (7,875,892)
                                                                                -------------      -------------
      Decrease in net assets resulting from distributions                          (5,447,088)        (7,875,892)
                                                                                -------------      -------------
Capital share transactions:
 Proceeds from sale of 649,068 and 555,387 shares                                   8,869,932          7,758,789
 Value of 406,482 and 594,591 shares issued upon reinvestment of dividends          5,316,787          7,615,929
 Cost of 1,458,980 and 810,738 shares redeemed                                    (19,872,341)       (11,426,062)
                                                                                -------------      -------------
      Increase (decrease) in net assets resulting from capital share
      transactions                                                                 (5,685,622)         3,948,656
                                                                                -------------      -------------
      Total increase (decrease) in net assets                                      (5,409,005)         8,456,126
Net assets:
 Beginning of year                                                                 77,173,150         68,717,024
                                                                                -------------      -------------
 End of year                                                                    $  71,764,145      $  77,173,150
                                                                                =============      =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1999



                                                                   1999        1998         1997         1996         1995
                                                               ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                               $ 14.13     $  13.42     $  14.00     $  12.48     $  12.32
                                                                 -------     --------     --------     --------     --------
Income from investment operations:
 Net investment loss                                                (.21)       (0.08)       (0.17)       (0.14)       (0.10)
 Net realized and unrealized gain on investments                    1.32         2.36         1.25         2.67         1.37
                                                                 -------     --------     --------     --------     --------
      Total income from investment operations                       1.11         2.28         1.08         2.53         1.27
                                                                 -------     --------     --------     --------     --------
Distributions:
 From net realized gain on security transactions                   (1.05)       (1.57)       (1.66)       (1.01)       (1.11)
                                                                 -------     --------     --------     --------     --------
      Total distributions                                          (1.05)       (1.57)       (1.66)       (1.01)       (1.11)
                                                                 -------     --------     --------     --------     --------
        Net asset value, end of year                             $ 14.19     $  14.13     $  13.42     $  14.00     $  12.48
                                                                 =======     ========     ========     ========     ========
Total return(1)                                                     8.46%       18.39%        8.32%       21.03%       11.28%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                         $71,764     $ 77,173     $ 68,717     $ 68,306     $ 55,191
 Ratio of expenses to average net assets(2)                         2.32%        2.18%        2.18%        2.24%        2.06%
 Ratio of net investment income (loss) to average net assets       (1.49)%      (0.62)%      (1.31)%      (1.08)%      (1.50)%
 Portfolio turnover rate                                              86%          57%          84%          63%          91%

-----------
(1) Does not reflect contingent deferred sales charge.

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.58%, 2.54%, 2.55%, 2.57% and 2.60%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $56,781,511, $12,321,639, $12,708,691 and $387,052, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 1999, the Advisor waived $184,052 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1999, the Distributor received $184,052 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that Fund shares are purchased.


5. Investment Activity:

   For the year ended May 31, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $60,564,795 and $71,642,160, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Compostion of Net Assets:

     At May 31, 1999, net assets consisted of:

   Paid-in capital                                              $52,178,450
   Accumulated net realized gain from security transactions       6,948,788
   Unrealized appreciation on investments                        12,636,907
                                                                -----------
         Net assets applicable to outstanding shares of
          beneficial interest                                   $71,764,145
                                                                ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions $693,413 of net operating losses was reclassified to paid-in capital, $386,858 of short-term capital gains was reclassified to undistributed net investment income, and $492,090 of short-term capital gain distributions was reclassified to cover the prior year net investment income underdistribution during the year ended May 31, 1999. The results of operations and net assets were not affected by the reclassification.

                                     [GRAPH]

                              Capital Income Fund

      Comparison of change in value of $10,000 in the Capital Income Fund, MSCI World Index and the Consumer Price Index, year ended May 31.

                                 AVERAGE ANNUAL
                                  TOTAL RETURN

                         1 Year     5 Year     10 Year
                          5.07%     16.81%      11.33%

                         1989     1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
                         ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Capital Income Fund     10,000   10,200   11,182   11,981   13,143   13,772   15,574   18,324   22,433   28,207   29,249
Consumer Price Index    10,000   10,436   10,953   11,284   11,648   11,914   12,294   12,640   12,932   13,150   13,522
MSCI World Index        10,000   10,720   10,855   11,047   12,643   13,926   15,449   18,286   21,499   25,898   29,404

Past performance is not predictive of future performance

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1999



                                               Shares         Value
                                             ----------   ------------
MUTUAL FUNDS -- 100.00%
Equity Income Funds -- 11.61%
T. Rowe Price Equity Income Fund              13,572     $  386,001
Van Kampen American Capital Equity
   Income Fund                               145,502      1,158,201
                                                          ---------
                                                          1,544,202
                                                          ---------
European Region Funds -- 4.99%
Alliance New Europe Fund, Inc. Class A        21,631        391,093
Goldman Sachs European Equity Fund            24,271        273,058
                                                          ---------
                                                            664,151
                                                          ---------
Financial Services Funds -- 6.38%
Davis Financial Fund Class A                  27,635        848,677
                                                          ---------
Global Funds -- 0.87%
Pioneer World Equity Fund Class A              6,164        116,014
                                                          ---------
Growth Funds -- 12.02%
Bear Stearns Insider Select Fund Class A      23,526        419,709
MFS Large Cap Growth Fund Class A             46,143        819,974
New Economy Fund                              14,504        358,703
                                                          ---------
                                                          1,598,386
                                                          ---------
Growth and Income Funds -- 10.37%
Fidelity Advisers Growth & Income
   Class C                                    53,599        907,440
Kemper Blue Chip Fund                         24,299        472,142
                                                          ---------
                                                          1,379,582
                                                          ---------
Index Funds -- 32.49%
ASM Index 30 Fund                             13,774        298,209
Federated Index Trust Max-Cap Fund            15,397        413,893
Principal Preservation Portfolios S&P
   100 Plus Portfolio                         64,451      2,448,531
Vanguard Index Trust 500 Portfolio             9,051      1,090,946
Vanguard Index Trust Total Stock
   Market Portfolio                            2,378         68,864
                                                          ---------
                                                          4,320,443
                                                          ---------


                                            Shares      Value
                                          --------- -------------
International Funds -- 9.20%
Putnam International Growth & Income
   Fund                                    103,080   $ 1,223,567
                                                     -----------
Latin America Funds -- 4.21%
Van Kampen American Capital Latin
   America Fund                             51,449       559,775
                                                     -----------
World Income Funds -- 7.86%
Bear Stearns Emerging Markets Debt
   Portfolio Class A                        57,833       519,927
Phoenix Emerging Markets Bond
   Portfolio Class A                        73,726       525,670
                                                     -----------
                                                       1,045,597
                                                     -----------
   Total investments (cost $11,503,827)              $13,300,394
                                                     ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1999


Assets:
 Investments at value (identified cost of $11,503,827)                                  $  13,300,394
 Cash                                                                                         436,187
 Receivable for shareholder purchases                                                         124,888
 Other assets                                                                                  15,953
                                                                                        -------------
      Total assets                                                                         13,877,422
                                                                                        -------------
Liabilities:
 Accrued distribution fees                                                                      5,966
 Payable for shareholder redemptions                                                           29,449
 Other liabilities                                                                             18,839
                                                                                        -------------
      Total liabilities                                                                        54,254
                                                                                        -------------
        Net assets                                                                      $  13,823,168
                                                                                        =============
Shares of beneficial interest outstanding (unlimited number of no par value shares
  authorized)                                                                                 600,256
                                                                                        =============

Net asset value and offering price per share outstanding                                $       23.03
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1999


Investment income:
 Dividends                                                        $  152,041
 Interest                                                             24,543
                                                                  ----------
      Total income                                                   176,584
                                                                  ----------
Expenses:
 Investment advisory fees                                             74,342
 Distribution fees                                                    61,951
 Transfer agent fees                                                  51,272
 Custodial fees                                                        5,734
 Professional fees                                                    18,756
 Registration fees                                                    12,181
 Trustee fees                                                          2,878
 Insurance                                                             5,241
 Shareholder reports                                                   5,864
 Miscellaneous                                                         2,190
                                                                  ----------
                                                                     240,409
 Less expenses waived by investment advisor                          (74,342)
                                                                  ----------
     Total expenses                                                  166,067
                                                                  ----------
     Net investment income                                            10,517
                                                                  ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                        560,298
 Capital gain distributions from mutual funds                        525,948
 Change in unrealized appreciation on investments                   (187,889)
                                                                  ----------
      Net realized and unrealized gain on investments                898,357
                                                                  ----------
        Net increase in net assets resulting from operations      $  908,874
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               CAPITAL INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1999 and 1998



                                                                                   1999              1998
                                                                             ---------------   ---------------
Operations:
 Net investment income                                                        $     10,517      $     77,700
 Net realized gain from security transactions                                      560,298           531,899
 Capital gain distributions from mutual funds                                      525,948           650,304
 Net change in unrealized appreciation on investments                             (187,889)          867,042
                                                                              ------------      ------------
      Increase in net assets resulting from operations                             908,874         2,126,945
                                                                              ------------      ------------
Distributions:
 From net investment income                                                                         (137,628)
 From net realized gain on security transactions                                  (744,723)         (619,051)
                                                                              ------------      ------------
      Decrease in net assets resulting from distributions                         (744,723)         (756,679)
                                                                              ------------      ------------
Capital share transactions:
 Proceeds from sale of 194,245 and 123,896 shares                                4,300,974         2,750,079
 Value of 33,166 and 34,684 shares issued upon reinvestment of dividends           706,114           715,156
 Cost of 131,961 and 60,388 shares redeemed                                     (2,940,127)       (1,341,259)
                                                                              ------------      ------------
      Increase in net assets resulting from capital share transactions           2,066,961         2,123,976
                                                                              ------------      ------------
      Total increase in net assets                                               2,231,112         3,494,242
Net assets:
 Beginning of year                                                              11,592,056         8,097,814
                                                                              ------------      ------------
 End of year                                                                  $ 13,823,168      $ 11,592,056
                                                                              ============      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1999



                                                                   1999        1998         1997         1996         1995
                                                               ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                               $ 22.96     $  19.92    $  17.57     $  17.21     $  16.34
                                                                 -------     --------    --------     --------     --------
Income from investment operations:
 Net investment income                                               .02         0.16        0.32         0.34         0.35
 Net realized and unrealized gain on investments                    1.38         4.64        3.49         2.57         1.64
                                                                 -------     --------    --------     --------     --------
      Total income from investment operations                       1.40         4.80        3.81         2.91         1.99
                                                                 -------     --------    --------     --------     --------
Distributions:
 From net investment income                                                     (0.30)      (0.48)       (0.28)       (0.36)
 From net realized gain on security transactions                   (1.33)       (1.46)      (0.98)       (2.27)       (0.76)
                                                                 -------     --------    --------     --------     --------
      Total distributions                                          (1.33)       (1.76)      (1.46)       (2.55)       (1.12)
                                                                 -------     --------    --------     --------     --------
        Net asset value, end of year                             $ 23.03     $  22.96    $  19.92     $  17.57     $  17.21
                                                                 =======     ========    ========     ========     ========
Total return(1)                                                     6.57%       25.30%      22.43%       17.65%       13.08%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                         $13,823     $ 11,592    $  8,098    $   4,417    $   3,031
 Ratio of expenses to average net assets(2)                         1.34%        1.47%       1.77%        2.22%        2.05%
 Ratio of net investment income (loss) to average net assets        0.09%        0.80%       1.84%        1.43%        0.75%
 Portfolio turnover rate                                              79%          33%         67%          40%          65%

-----------
(1)  Does not reflect contingent deferred sales charge.

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.94%, 2.07%, 2.38%, 2.82% and 2.65% respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $11,503,827, $1,796,567, $1,879,630 and $83,063, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 1999, the Advisor waived all of its fees in the amount of $74,342.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1999, the Distributor received $84,720 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that Fund shares are purchased.


5. Investment Activity:

   For the year ended May 31, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $10,872,662 and $9,402,080, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

     At May 31, 1999, net assets consisted of:

   Paid-in capital                                               $ 10,931,177
   Accumulated net investment income                                  100,136
   Accumulated net realized gain from security transactions           995,288
   Unrealized appreciation on investments                           1,796,567
                                                                 ------------
         Net assets applicable to outstanding shares of
          beneficial interest                                    $ 13,823,168
                                                                 ============


   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $89,619 of short-term capital gains was reclassified to undistributed net investment income during the year ended May 31, 1999. The results of operations and net assets were not affected by the reclassification.

                                    [GRAPH]

                              Multiple Index Trust

     Comparison of change in value of $10,000 in the Multiple Index Trust,
         MSCI World Index and the Consumer Price Index, for the period
           July 2, 1997 (Commencement of Operations) to May 31, 1999

                                  TOTAL RETURN
                                     Since
                                   Inception
                                     14.72%

                        7/2/97   12/31/97   5/31/98   12/31/98   5/31/99
                        ------   --------   -------   --------   -------
Multiple Index Trust    10,000    10,250    11,199     12,372    13,009
Consumer Price Index    10,000    10,062    10,156     10,243    10,443
MSCI World Index        10,000    10,052    11,271     12,545    13,025

Past performance is not predictive of future performance

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1999



                                                                               Shares        Value
                                                                              --------   -------------
MUTUAL FUNDS -- 100.00%
Capital Appreciation Index Funds -- 8.56%
Rydex Series Trust OTC Fund                                                     8,971     $  422,185
                                                                                          ----------
Emerging Markets Index Funds -- 2.01%
Vanguard International Equity Index Fund, Inc. Emerging Markets Portfolio      10,191         98,862
                                                                                          ----------
Growth Index Funds -- 7.92%
Vanguard Index Trust Total Stock Market Portfolio                              13,484        390,371
                                                                                          ----------
Growth and Income Index Funds -- 1.45%
ASM Index 30 Fund                                                               3,296         71,374
                                                                                          ----------
International Index Funds -- 17.60%
BT EAFE Equity Index Fund                                                      67,628        783,810
Vanguard Total International Index Fund                                         7,337         83,577
                                                                                          ----------
                                                                                             867,387
                                                                                          ----------
Mid-Cap Index Funds -- 0.84%
Federated Index Trust Mid-Cap Fund                                              2,367         41,425
                                                                                          ----------
Pacific Region Index Funds -- 2.96%
Vanguard International Equity Index Fund, Inc. Pacific Portfolio               16,613        145,701
                                                                                          ----------
S&P 500 Index Objective Funds -- 43.05%
Federated Index Trust Max-Cap Fund                                             14,256        383,207
SSGA S&P 500 Index Fund                                                        23,934        560,537
T. Rowe Price Equity Index Fund                                                14,478        510,930
Vanguard Index Trust 500 Portfolio                                              5,535        667,139
                                                                                          ----------
                                                                                           2,121,813
                                                                                          ----------
Science & Technology Index Funds -- 12.24%
Principal Preservation Tech 100 Index Portfolio                                27,819        603,410
                                                                                          ----------
Small Cap Index Funds -- 3.37%
Vanguard Index Trust Small Cap Value Fund                                      18,679        166,245
                                                                                          ----------
 Total Investments (cost $4,151,401)                                                      $4,928,773
                                                                                          ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1999


Assets:
 Investments at value (identified cost of $4,151,401)                                   $ 4,928,773
 Cash                                                                                       483,500
 Receivable for shareholder purchases                                                       202,416
 Other assets                                                                                 3,988
                                                                                        -----------
      Total assets                                                                        5,618,677
                                                                                        -----------
Liabilities:
 Other liabilities                                                                            6,361
                                                                                        -----------
      Total liabilities                                                                       6,361
                                                                                        -----------
        Net assets                                                                      $ 5,612,316
                                                                                        ===========
Shares of beneficial interest outstanding (unlimited number of no par value shares
  authorized)                                                                               442,052
                                                                                        ===========

Net asset value and offering price per share outstanding                                $     12.70
                                                                                        ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                              for the year ended
                                 May 31, 1999


Investment income:
 Dividends                                                         $  36,658
 Interest                                                             10,328
                                                                   ---------
      Total income                                                    46,986
                                                                   ---------
Expenses:
 Investment advisory fees                                             28,785
 Transfer agent fees                                                  18,533
 Custodial fees                                                        3,216
 Professional fees                                                    14,203
 Registration fees                                                    10,620
 Trustee fees                                                          1,080
 Insurance                                                             1,258
 Shareholder reports                                                   1,791
 Organizational expenses                                               8,133
 Miscellaneous                                                         1,240
                                                                   ---------
                                                                      88,859
 Less expenses waived/reimbursed by investment advisor               (38,370)
                                                                   ---------
     Total expenses                                                   50,489
                                                                   ---------
     Net investment loss                                              (3,503)
                                                                   ---------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                        (52,747)
 Capital gain distributions from mutual funds                        113,199
 Change in unrealized appreciation on investments                    626,075
                                                                   ---------
      Net realized and unrealized gain on investments                686,527
                                                                   ---------
        Net increase in net assets resulting from operations       $ 683,024
                                                                   =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
                      for the year ended May 31, 1999 and
                         the period from July 2, 1997
                 (commencement of operations) to May 31, 1998



                                                                                 1999              1998
                                                                           ---------------   ---------------
Operations:
 Net investment income (loss)                                               $     (3,503)      $     6,626
 Net realized loss from security transactions                                    (52,747)              (29)
 Capital gain distributions from mutual funds                                    113,199            88,452
 Net change in unrealized appreciation on investments                            626,075           151,297
                                                                            ------------       -----------
      Increase in net assets resulting from operations                           683,024           246,346
                                                                            ------------       -----------
Distributions:
 From net investment income                                                                         (6,626)
 From net realized gain on security transactions                                 (77,414)          (22,680)
                                                                            ------------       -----------
      Decrease in net assets resulting from distributions                        (77,414)          (29,306)
                                                                            ------------       -----------
Capital share transactions:
 Proceeds from sale of 298,823 and 296,136 shares                              3,530,158         3,054,036
 Value of 6,537 and 2,752 shares issued upon reinvestment of dividends            75,303            27,626
 Cost of 142,195 and 20,001 shares redeemed                                   (1,678,936)         (218,521)
                                                                            ------------       -----------
      Increase in net assets resulting from capital share transactions         1,926,525         2,863,141
                                                                            ------------       -----------
      Total increase in net assets                                             2,532,135         3,080,181
Net assets:
 Beginning of year/period                                                      3,080,181               -0-
                                                                            ------------       -----------
 End of year/period                                                         $  5,612,316       $ 3,080,181
                                                                            ============       ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS
                      for the year ended May 31, 1999 and
                        the period ended May 31, 1998(1)



                                                                     1999          1998
                                                                 -----------   -----------
For a share outstanding throughout the period:
Net asset value, beginning of year/period                          $ 11.04      $  10.00
                                                                   -------      --------
Income from investment operations:
 Net investment income (loss)                                        (0.01)         0.03
 Net realized and unrealized gain on investments                      1.91          1.16
                                                                   -------      --------
      Total income from investment operations                         1.90          1.19
                                                                   -------      --------
Distribution:
 From net investment income                                                        (0.03)
 From net realized gain on security transactions                      (.24)        (0.12)
                                                                   -------      --------
      Total distributions                                             (.24)        (0.15)
                                                                   -------      --------
        Net asset value, end of year/period                        $ 12.70      $  11.04
                                                                   =======      ========
Total return(2)                                                      17.49%        11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                         $ 5,612      $  3,080
 Ratio of expenses to average net assets(3)                           1.23%         0.71%
 Ratio of net investment income (loss) to average net assets         (0.09)%        0.36%
 Portfolio turnover rate                                                35%           49%

-----------
(1) Commencement of operations was July 2, 1997.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 2.16% and 2.75%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.


2. Significant Accounting Policies:

     a. Portfolio Valuation

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

     b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organizaiton Expenses

      Costs incurred by the Fund in connection with its organization and initial registration have been amortized evenly over two years. At May 31, 1999, no such unamortized costs remained.

     d. Federal Income Taxes

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of May 31, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $4,151,401, $777,372, $788,997 and $11,625, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. For the year ended May 31, 1999, the Advisor voluntarily waived all of its advisory fees in the amount of $28,785. In addition, the Advisor voluntarily reimbursed $9,585 of the Fund's operating expenses.

4. Investment Activity:

   For the period ended May 31, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $2,772,653 and $1,355,229, respectively.

5. Composition of Net Assets:

     At May 31, 1999, net assets consisted of:


   Paid-in capital                                               $ 4,789,666
   Accumulated net investment income                                  14,574
   Accumulated net realized gain from security transactions           30,704
   Unrealized appreciation on investments                            777,372
                                                                 -----------
         Net assets applicable to outstanding shares of
          beneficial interest                                    $ 5,612,316
                                                                 ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $18,077 of short-term capital gains was reclassified to undistributed net investment income during the year ended May 31, 1999. The results of operations and net assets were not affected by the reclassification.

                                    [GRAPH]

                          Yorktown Classic Value Trust

 Comparison of change in value of $10,000 in the Yorktown Classic Value Trust, the S&P 500 and the Consumer Price Index, for the period
            November 2, 1992 (Commencement of Operations) to May 31.

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                     1 Year     5 Year      Since Inception
                     16.30%     17.42%          13.20%

                                1992     1993     1994     1995     1996     1997     1998    1999
                                ----     ----     ----     ----     ----     ----     ----    ----
Yorktown Classic Value Trust   10,000   10,340   10,129   13,239   14,082   16,982   19,424   22,624
Consumer Price Index           10,000   10,155   10,387   10,718   11,020   11,275   11,465   11,789
Standard & Poor's 500          10,000   10,583   11,034   13,259   17,032   22,038   28,783   34,608

Past performance is not predictive of future performance

                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1999




                                            Shares         Value
                                          ----------   -------------
COMMON STOCKS -- 100.00%
Automobiles & Trucks -- 1.83%
Ford Motor Co.                               7,000      $   399,438
                                                        -----------
Banks -- 3.98%
Chase Manhatten Corp.                       12,000          870,000
                                                        -----------
Candy & Gum -- 3.72%
Hershey Foods Corp.                         15,000          813,750
                                                        -----------
Chemicals -- 2.22%
PPG Industries, Inc.                         8,000          485,500
                                                        -----------
Computers -- 2.66%
International Business Machines, Inc.        5,000          581,562
                                                        -----------
Cosmetics & Toiletries -- 1.79%
International Flavors & Fragrances,
   Inc.                                      9,500          390,688
                                                        -----------
Defense Systems &
   Equipment -- 3.11%
Raytheon Co.                                10,000          680,625
                                                        -----------
Drugs -- 4.97%
Bristol Myers Squibb Co.                     6,000          411,750
Merck & Co., Inc.                           10,000          675,000
                                                        -----------
                                                          1,086,750
                                                        -----------
Finance -- 14.75%
American Express Co.                        12,000        1,454,250
Fannie Mae                                   7,500          510,000
First Data Corp.                            10,300          462,856
Keycorp                                     23,000          799,250
                                                        -----------
                                                          3,226,356
                                                        -----------
Insurance -- 12.39%
Chubb Group                                 16,000        1,121,000
Citi Group                                  24,000        1,590,000
                                                        -----------
                                                          2,711,000
                                                        -----------
Machinery and Equipment -- 1.03%
Dover Corp.                                  6,000          226,125
                                                        -----------
Mining & Processing -- 2.51%
Aluminum Company of America                 10,000          550,000
                                                        -----------


                                            Shares         Value
                                          ----------   -------------
Office Equipment and
   Supplies -- 6.42%
Xerox Corp.                                 25,000      $ 1,404,688
                                                        -----------
Oil -- 2.66%
BP Amoco                                     3,500          374,937
Exxon Corp.                                  2,600          207,675
                                                        -----------
                                                            582,612
                                                        -----------
Photo & Optical -- 1.93%
Polaroid Corp.                              20,000          422,500
                                                        -----------
Publishing -- 2.13%
McGraw-Hill Companies, Inc.                  9,000          466,875
                                                        -----------
Railroads -- 4.89%
CSX Corp.                                   16,500          774,469
Norfolk Southern Corp.                       9,000          294,750
                                                        -----------
                                                          1,069,219
                                                        -----------
Retail -- Discount &
   Variety -- 2.92%
WalMart Stores, Inc.                        15,000          639,375
                                                        -----------
Securities Brokerage -- 19.11%
Bear Stearns Cos., Inc.                     22,000          976,250
Lehman Brothers Holdings, Inc.              16,000          874,000
Morgan Stanley, Dean Witter,
   Discover & Co.                           10,500        1,013,250
Phoenix Investment Partners                 80,000          785,000
Raymond James Financial, Inc.               24,000          531,000
                                                        -----------
                                                          4,179,500
                                                        -----------
Telecommunications -- 2.08%
Lucent Technologies                          8,000          455,000
                                                        -----------
Television & Radio
   Broadcasting -- 1.91%
CBS Corp.                                   10,000          417,500
                                                        -----------
Textiles -- 0.99%
Paxar Corp.                                 23,800          215,687
                                                        -----------
        Total Investments
          (cost $17,618,996)                            $21,874,750
                                                        ===========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1999



Assets:
 Investments at value (identified cost of $17,618,996)                                              $ 21,874,750
 Cash                                                                                                        674
 Receivable for shareholder purchases                                                                     56,900
 Other assets                                                                                             43,899
                                                                                                    ------------
      Total assets                                                                                    21,976,223
                                                                                                    ------------
Liabilities:
 Accrued distribution fees                                                                                12,741
 Accrued advisory fees                                                                                    10,618
 Borrowings for purchase of securities                                                                 6,314,000
 Accrued interest expense                                                                                 34,308
 Other liabilities                                                                                        17,682
                                                                                                    ------------
      Total liabilities                                                                                6,389,349
                                                                                                    ------------
        Net Assets                                                                                  $ 15,586,874
                                                                                                    ============
Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)           968,557
                                                                                                    ============
Net asset value and offering price per share outstanding                                            $      16.09
                                                                                                    ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1999

Investment Income:
 Dividends                                                        $  277,075
 Interest                                                              1,395
                                                                  ----------
      Total income                                                   278,470
                                                                  ----------
Expenses:
 Investment advisory fees                                            128,859
 Distribution fees                                                   128,859
 Transfer agent fees                                                  50,662
 Custodial fees                                                       11,562
 Professional fees                                                    19,672
 Registration fees                                                    12,577
 Trustee fees                                                          2,878
 Insurance                                                             6,918
 Shareholder reports                                                   5,208
 Miscellaneous                                                         2,681
                                                                  ----------
                                                                     369,876
 Less expenses waived by investment advisor                          (21,477)
                                                                  ----------
     Total operating expenses                                        348,399
 Interest expense                                                    331,363
                                                                  ----------
     Total expenses                                                  679,762
                                                                  ----------
     Net investment loss                                            (401,292)
                                                                  ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                      1,825,485
 Change in unrealized appreciation on investments                  1,494,445
                                                                  ----------
      Net realized and unrealized gain on investments              3,319,930
                                                                  ----------
        Net increase in net assets resulting from operations      $2,918,638
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        for the year ended May 31, 1999



Cash provided (used) by financing activities:
 Sales of capital shares                                                   $   5,424,220
 Repurchase of capital shares                                                 (6,447,592)
                                                                           -------------
  Cash used in capital share transactions                                     (1,023,372)
 Cash provided by borrowing, net of borrowings repaid of $16,548,165           3,085,450
 Dividends and distributions paid in cash                                        (22,411)
                                                                           -------------
                                                                                              $  2,039,667

Cash provided (used) by operations:
 Purchases of portfolio securities                                         $ (37,970,048)
 Proceeds from sales of portfolio securities                                  36,268,429
                                                                           -------------
                                                                              (1,701,619)
                                                                           -------------
 Net investment loss                                                            (401,292)
 Net change in receivables/payables related to operations                         17,032
                                                                           -------------
                                                                                (384,260)
                                                                           -------------
                                                                                                (2,085,879)
                                                                                              ------------
 Net decrease in cash                                                                              (46,212)
 Cash, beginning of year                                                                            46,886
                                                                                              ------------
  Cash, end of year                                                                           $        674
                                                                                              ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1999 and 1998



                                                                                           1999              1998
                                                                                      --------------   ---------------
Operations:
 Net investment loss                                                                   $   (401,292)    $   (428,109)
 Net realized gain from security transactions                                             1,825,485        2,342,121
 Net change in unrealized appreciation on investments                                     1,494,445         (262,014)
                                                                                       ------------
      Increase in net assets resulting from operations                                    2,918,638        1,651,998
                                                                                       ------------     ------------
Distributions:
 From net realized gains on security transactions                                        (1,138,299)        (977,103)
                                                                                       ------------     ------------
      Decrease in net assets resulting from distributions                                (1,138,299)        (977,103)
                                                                                       ------------     ------------
Capital share transactions:
 Proceeds from sale of 371,908 and 174,926 shares                                         5,470,120        2,573,311
 Value of 85,247 and 71,927 shares issued upon reinvestment of dividends                  1,115,888          958,024
 Cost of 405,320 and 247,792 shares redeemed                                             (6,443,042)      (3,602,549)
                                                                                       ------------     ------------
      Increase (decrease) in net assets resulting from capital share transactions           142,966          (71,214)
                                                                                       ------------     ------------
      Total increase in net assets                                                        1,923,305          603,681
Net assets:
 Beginning of year                                                                       13,663,569       13,059,888
                                                                                       ------------     ------------
 End of year                                                                           $ 15,586,874     $ 13,663,569
                                                                                       ============     ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1999



                                                            1999        1998         1997         1996         1995
                                                        ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                        $ 14.90     $  14.23     $  12.00     $  12.98     $  10.12
                                                          -------     --------     --------     --------     --------
Income from investment operations:
 Net investment loss                                        (0.41)       (0.47)       (0.25)       (0.28)       (0.28)
 Net realized and unrealized gain on investments             2.79         2.19         2.69         0.93         3.33
                                                          -------     --------     --------     --------     --------
      Total income from investment operations                2.38         1.72         2.44         0.65         3.05
                                                          -------     --------     --------     --------     --------
Distributions:
 From net investment income                                                                        (0.07)
 From net realized gain on security transactions            (1.19)       (1.05)       (0.21)       (1.63)       (0.12)
                                                          -------     --------     --------     --------     --------
      Total distributions                                   (1.19)       (1.05)       (0.21)       (1.63)       (0.19)
                                                          -------     --------     --------     --------     --------
        Net asset value, end of year                      $ 16.09     $  14.90     $  14.23     $  12.00     $  12.98
                                                          =======     ========     ========     ========     ========
Total return(1)                                             17.80%       13.02%       20.59%        6.36%       30.70%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                  $15,587     $ 13,664     $ 13,060     $  9,072     $  6,490
 Ratio of operating expenses to average net assets(3)        2.44%        2.54%        2.65%        2.68%        2.39%
 Ratio of total expenses to average net assets(4)            4.77%        5.52%        5.20%        6.22%        5.79%
 Ratio of net investment loss to average net assets         (2.82)%      (3.08)%      (2.50)%      (2.67)%      (2.60)%
 Portfolio turnover rate                                      187%         145%         115%         145%         220%

-----------
(1) Does not reflect contingent deferred sales charge.

(2) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.60%, 2.69%, 2.80%, 2.87% and 2.95%, respectively.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 4.92%, 5.67%, 5.35%, 6.41% and 6.34%, respectively


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $17,652,317, $4,222,433, $4,511,382 and $288,949, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 1999, the balance due for securities purchased through leveraging was $6,314,000. The average daily balance during the year ended May 31, 1999 was $4,949,959 or $4.96 per share, based on average shares outstanding of 997,456. The maximum amount of borrowings outstanding at any month-end during the year was $6,314,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

     Interest is charged at a rate of 1.50% plus the Fed Funds rate (6.375% as of May 31, 1999). Such interest amounted to $331,363 for the year ended May 31, 1999.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund. For the year ended May 31, 1999, the Advisor voluntarily waived $21,477 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $37,970,048 and $36,268,429, respectively.


6. Composition of Net Assets:

     At May 31, 1999, net assets consisted of:


   Paid-in capital                                              $ 9,937,841
   Accumulated net realized gain from security transactions       1,393,279
   Unrealized appreciation on investments                         4,255,754
                                                                -----------
         Net assets applicable to outstanding shares of
          beneficial interest                                   $15,586,874
                                                                ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $401,292 of net operating losses was reclassified to offset short-term capital gains during the year ended May 31, 1999. The results of operations and net assets were not affected by the reclassification.

                                    [GRAPH]

                                Treasuries Trust

       Comparison of change in value of $10,000 in the Treasuries Trust, Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index,
   for the period July 2, 1997 (Commencement of Operations) to May 31, 1999.

                                  TOTAL RETURN
                                     Since
                                   Inception
                                     6.80%

                                                    7/2/97   12/31/97   5/31/98   12/31/98   5/31/99
                                                    ------   --------   -------   --------   -------
Treasuries Trust                                    10,000    10,480    10,933    11,948     11,342
Consumer Price Index                                10,000    10,062    10,156    10,243     10,443
Lehman Brothers Intermediate Government Bond Index  10,000    10,482    10,760    11,372     11,302

Past performance is not predictive of future performance

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1999



                                                      Principal        Value
                                                    ------------   -------------
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
     Due 5/15/2005                                   $  508,000     $  360,594
     Due 2/15/2006                                    7,012,000      4,762,985
     Due 5/15/2006                                    3,240,000      2,169,738
                                                                    ----------
       Total investments (cost $7,485,153)                          $7,293,317
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1999


Assets:
 Investments at value (identified cost of $7,485,153)                                                $  7,293,317
 Cash                                                                                                     171,137
 Other assets                                                                                              51,578
                                                                                                     ------------
      Total assets                                                                                      7,516,032
                                                                                                     ------------
Liabilities:
 Other liabilities                                                                                         11,916
                                                                                                     ------------
      Total liabilities                                                                                    11,916
                                                                                                     ------------
        Net assets                                                                                   $  7,504,116
                                                                                                     ============

 Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)           712,510
                                                                                                     ============
 Net asset value and offering price per share outstanding                                            $      10.53
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1999


Investment income:
 Interest                                                         $  294,443
                                                                  ----------

Expenses:
 Investment advisory fees                                             18,515
 Transfer agent fees                                                  21,198
 Custodial fees                                                        3,371
 Professional fees                                                    15,263
 Registration fees                                                     9,254
 Trustee fees                                                          1,080
 Insurance                                                             1,422
 Shareholder reports                                                   3,007
 Organizational expenses                                               8,133
 Miscellaneous                                                         1,385
                                                                  ----------
                                                                      82,628
 Less expenses waived/reimbursed by investment advisor               (42,226)
                                                                  ----------
     Total expenses                                                   40,402
                                                                  ----------
     Net investment income                                           254,041
                                                                  ----------
Realized and unrealized gain (loss) on investments:
    Net realized gain from security transactions                      68,071
    Change in unrealized appreciation on investments                (237,132)
                                                                  ----------
      Net realized and unrealized gain (loss) on investments        (169,061)
                                                                  ----------
        Net increase in net assets resulting from operations      $   84,980
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
                      for the year ended May 31, 1999 and
                         the period from July 2, 1997
                 (commencement of operations) to May 31, 1998



                                                                                  1999              1998
                                                                            ---------------   ---------------
Operations:
 Net investment income                                                       $    254,041       $    96,794
 Net realized gain from security transactions                                      68,071             1,074
 Net change in unrealized appreciation on investments                            (237,132)           45,296
                                                                             ------------       -----------
      Increase in net assets resulting from operations                             84,980           143,164
                                                                             ------------       -----------
Distributions:
 From net investment income                                                      (243,264)          (45,459)
 From net realized gain on security transactions                                   (9,594)
                                                                             ------------       -----------
      Decrease in net assets resulting from distributions                        (252,858)          (45,459)
                                                                             ------------       -----------
Capital share transactions:
 Proceeds from sale of 704,807 and 396,805 shares                               7,650,095         4,112,679
 Value of 22,422 and 4,334 shares issued upon reinvestment of dividends           246,663            44,776
 Cost of 376,194 and 39,664 shares redeemed                                    (4,068,598)         (411,326)
                                                                             ------------       -----------
      Increase in net assets resulting from capital share transactions          3,828,160         3,746,129
                                                                             ------------       -----------
      Total increase in net assets                                              3,660,282         3,843,834
Net assets:
 Beginning of year/period                                                       3,843,834               -0-
                                                                             ------------       -----------
 End of year/period                                                          $  7,504,116       $ 3,843,834
                                                                             ============       ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS
                      for the year ended May 31, 1999 and
                        the period ended May 31, 1998(1)



                                                                1999          1998
                                                            -----------   ------------
For a share outstanding throughout the year/period:
Net asset value, beginning of year/period                    $ 10.63       $  10.00
                                                             -------       --------
Income from investment operations:
 Net investment income                                          0.58           0.43
 Net realized and unrealized gain (loss) on investments        (0.02)          0.49
                                                             --------      --------
      Total income from investment operations                   0.56           0.92
                                                             --------      --------
Distributions:
 From net investment income                                    (0.64)         (0.29)
 From net realized gain on security transactions               (0.02)
                                                             --------      --------
      Total distributions                                      (0.66)         (0.29)
                                                             --------      --------
        Net asset value, end of period                       $ 10.53       $  10.63
                                                             ========      ========
Total return(2)                                                 5.11%          9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                   $ 7,504       $  3,844
 Ratio of expenses to average net assets(3)                     0.87%          0.84%
 Ratio of net investment income to average net assets           5.49%          5.85%
 Portfolio turnover rate                                         231%             3%

-----------
(1) Commencement of operations was July 2, 1997.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.79% and 2.99%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean between the bid and asked prices.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organization Expenses

     Costs incurred by the Fund in connection with its organization and initial registration have been amortized evenly over two years. At May 31, 1999, no such unamortized costs remained.

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $7,485,153, $191,836, $1,212 and $193,048, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the year ended May 31, 1999, the Advisor voluntarily waived all of its fees in the amount of $18,515. In addition, the Advisor voluntarily reimbursed $23,711 of the Fund's operating expenses.


4. Investment Activity:

   For the year ended May 31, 1999, purchases and sales of U.S. government obligations amounted to $13,778,854 and $10,336,708, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.


5. Composition of Net Assets:

     At May 31, 1999, net assets consisted of:


   Paid-in capital                                               $ 7,574,289
   Accumulated net investment income                                  62,112
   Accumulated net realized gain from security transactions           59,551
   Unrealized depreciation on investments                           (191,836)
                                                                 -----------
         Net assets applicable to outstanding shares of
          beneficial interest                                    $ 7,504,116
                                                                 ===========

[LOGO] PRICEWATERHOUSECOOPERS




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, statements of changes in net assets and financial highlights present fairly, in all material respects, the financial position of American Pension Investors Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust (five portfolios of American Pension Investors Trust and collectively referred to as the "Funds"), at May 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP



Baltimore, Maryland
June 16, 1999

                              SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595
                                 (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                         Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                              INDEPENDENT AUDITORS
                          PricewaterhouseCoopers, LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201



                    This report is submitted for the general
                 information of the shareholders of the Trust.
                The report is not authorized for distribution to
               prospective investors in the Trust unless preceded
                   or accompanied by an effective Prospectus.



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